Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.0%
Jamco Corp.(a)	1,600	$21,814

Air Freight & Logistics — 0.3%
Kintetsu World Express Inc.	6,400	112,560
Konoike Transport Co. Ltd.	4,800	72,585
Maruwa Unyu Kikan Co. Ltd.	3,200	76,179
Mitsui-Soko Holdings Co. Ltd.	3,200	58,062
SBS Holdings Inc.	3,200	58,033

		377,419

Auto Components — 3.1%
Aisan Industry Co. Ltd.	4,800	37,651
Daido Metal Co. Ltd.	6,400	41,786
Daikyonishikawa Corp.	6,400	49,208
Eagle Industry Co. Ltd.	3,200	31,296
Exedy Corp.	4,800	107,914
FCC Co. Ltd.	4,800	103,837
Futaba Industrial Co. Ltd.	8,000	60,561
G-Tekt Corp.	3,200	50,319
Ichikoh Industries Ltd.	4,800	37,388
Kasai Kogyo Co. Ltd.	3,200	25,101
Keihin Corp.	6,400	150,372
KYB Corp.(b)	3,200	95,407
Mitsuba Corp.	4,800	31,997
Musashi Seimitsu Industry Co. Ltd.	6,400	88,949
NHK Spring Co. Ltd.	30,400	268,439
Nifco Inc./Japan	12,800	351,822
Nihon Tokushu Toryo Co. Ltd.	1,600	20,469
Nippon Seiki Co. Ltd.	8,000	133,686
Nissin Kogyo Co. Ltd.	6,400	130,034
NOK Corp.	14,400	225,119
Pacific Industrial Co. Ltd.	6,400	88,189
Piolax Inc.	4,800	95,071
Press Kogyo Co. Ltd.	14,400	58,252
Riken Corp.	1,600	62,387
Shoei Co. Ltd.	1,600	73,199
Showa Corp.	8,000	166,414
Sumitomo Riko Co. Ltd.	4,800	43,700
Tachi-S Co. Ltd.	4,800	62,504
Taiho Kogyo Co. Ltd.	3,200	25,189
Tokai Rika Co. Ltd.	8,000	155,895
Topre Corp.	4,800	75,390
Toyo Tire Corp.	17,600	253,288
Toyota Boshoku Corp.	9,600	151,044
TPR Co. Ltd.	3,200	60,751
TS Tech Co. Ltd.	6,400	198,703
Unipres Corp.	6,400	96,663
Yorozu Corp.	3,200	42,137

		3,750,131

Automobiles — 0.1%
Nissan Shatai Co. Ltd.	9,600	97,043

Banks — 4.2%
77 Bank Ltd. (The)	8,000	129,084
Aichi Bank Ltd. (The)	1,600	55,301
Akita Bank Ltd. (The)	1,600	32,129
Aomori Bank Ltd. (The)	3,200	81,877
Awa Bank Ltd. (The)	4,800	116,548
Bank of Iwate Ltd. (The)	3,200	85,822

Security	Shares	Value

Banks (continued)
Bank of Nagoya Ltd. (The)	1,600	$49,238
Bank of Okinawa Ltd. (The)	3,200	108,118
Bank of Saga Ltd. (The)	1,600	24,911
Bank of the Ryukyus Ltd.	6,400	71,884
Chugoku Bank Ltd. (The)	22,400	223,980
Chukyo Bank Ltd. (The)	1,600	32,815
Daishi Hokuetsu Financial Group Inc.	6,400	172,813
Ehime Bank Ltd. (The)	4,800	53,299
Gunma Bank Ltd. (The)	54,400	192,742
Hachijuni Bank Ltd. (The)	56,000	240,343
Hiroshima Bank Ltd. (The)	36,800	181,463
Hokkoku Bank Ltd. (The)	3,200	101,105
Hokuhoku Financial Group Inc.	19,200	199,872
Hyakugo Bank Ltd. (The)	32,000	103,735
Hyakujushi Bank Ltd. (The)	3,200	66,390
Iyo Bank Ltd. (The)	36,800	201,625
Juroku Bank Ltd. (The)	4,800	115,891
Kansai Mirai Financial Group Inc.	16,074	105,389
Keiyo Bank Ltd. (The)	14,400	82,579
Kiyo Bank Ltd. (The)	9,600	150,255
Kyushu Financial Group Inc.	56,000	251,593
Miyazaki Bank Ltd. (The)	1,600	38,367
Musashino Bank Ltd. (The)	4,800	84,990
Nanto Bank Ltd. (The)	4,800	121,457
Nishi-Nippon Financial Holdings Inc.	20,800	160,497
North Pacific Bank Ltd.	43,200	94,282
Ogaki Kyoritsu Bank Ltd. (The)	4,800	111,025
Oita Bank Ltd. (The)	1,600	41,567
San ju San Financial Group Inc.	3,200	49,676
San-in Godo Bank Ltd. (The)	22,400	138,479
Senshu Ikeda Holdings Inc.	36,800	70,569
Shiga Bank Ltd. (The)	6,400	158,963
Shikoku Bank Ltd. (The)	4,800	44,927
Suruga Bank Ltd.(b)	25,600	129,040
Toho Bank Ltd. (The)	28,800	73,900
Tokyo Kiraboshi Financial Group Inc.	4,830	67,482
TOMONY Holdings Inc.	22,400	84,887
Towa Bank Ltd. (The)	4,800	39,054
Yamagata Bank Ltd. (The)	3,200	46,578
Yamaguchi Financial Group Inc.	32,000	220,035
Yamanashi Chuo Bank Ltd. (The)	4,800	50,363

		5,056,939

Beverages — 0.7%
Ito En Ltd.	8,000	398,868
Sapporo Holdings Ltd.	9,600	232,570
Takara Holdings Inc.	24,000	231,869

		863,307

Biotechnology — 0.5%
AnGes Inc.(b)	16,000	103,735
GNI Group Ltd.(b)	5,397	87,576
HEALIOS KK(b)	3,200	44,153
Japan Tissue Engineering Co. Ltd.(b)	1,600	13,573
SanBio Co. Ltd.(b)	4,800	188,695
Takara Bio Inc.	8,000	153,703

		591,435

Building Products — 1.6%
Aica Kogyo Co. Ltd.	8,000	254,589
Bunka Shutter Co. Ltd.	8,000	70,569
Central Glass Co. Ltd.	6,400	155,573

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Maeda Kosen Co. Ltd.	3,200	$56,104
Nichias Corp.	9,600	229,502
Nichiha Corp.	3,200	80,767
Nippon Sheet Glass Co. Ltd.	14,400	84,946
Nitto Boseki Co. Ltd.(a)	3,400	125,121
Noritz Corp.	4,800	61,759
Okabe Co. Ltd.	4,800	40,457
Sankyo Tateyama Inc.	3,200	36,117
Sanwa Holdings Corp.	30,400	333,398
Sekisui Jushi Corp.	4,800	98,270
Shin Nippon Air Technologies Co. Ltd.	1,600	32,655
Sinko Industries Ltd.	3,200	55,315
Takara Standard Co. Ltd.	4,800	88,014
Takasago Thermal Engineering Co. Ltd.	6,400	110,865

		1,914,021

Capital Markets — 0.8%
GMO Financial Holdings Inc.	6,400	36,585
Ichiyoshi Securities Co. Ltd.	6,400	39,682
Jafco Co. Ltd.	4,800	184,969
Kyokuto Securities Co. Ltd.	4,800	34,452
M&A Capital Partners Co. Ltd.(b)	3,200	126,381
Marusan Securities Co. Ltd.	8,000	39,595
Matsui Securities Co. Ltd.	19,200	156,742
Monex Group Inc.	25,600	66,390
Okasan Securities Group Inc.	19,200	71,358
SPARX Group Co. Ltd.	14,400	33,531
Strike Co. Ltd.	1,600	64,286
Tokai Tokyo Financial Holdings Inc.	30,400	93,274
Uzabase Inc.(b)	1,600	33,283

		980,528

Chemicals — 5.5%
Achilles Corp.	1,600	26,898
ADEKA Corp.	12,800	191,456
C.I. Takiron Corp.	4,800	29,674
Chugoku Marine Paints Ltd.	6,400	59,319
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	1,600	48,142
Denka Co. Ltd.	12,800	381,043
DIC Corp.	11,200	303,753
Fujimi Inc.	3,200	85,033
Fujimori Kogyo Co. Ltd.	1,600	51,575
Fuso Chemical Co. Ltd.	3,200	88,686
Hodogaya Chemical Co. Ltd.	1,600	57,565
Ishihara Sangyo Kaisha Ltd.	4,800	51,414
JCU Corp.	3,200	86,144
JSP Corp.	1,600	27,818
Kaneka Corp.	8,000	258,972
Kanto Denka Kogyo Co. Ltd.	6,400	62,942
KH Neochem Co. Ltd.	4,800	108,965
Koatsu Gas Kogyo Co. Ltd.	4,800	35,504
Konishi Co. Ltd.	4,800	65,090
Kumiai Chemical Industry Co. Ltd.	11,249	106,522
Kureha Corp.	3,200	189,645
Lintec Corp.	6,400	142,657
Nihon Nohyaku Co. Ltd.	4,800	25,335
Nihon Parkerizing Co. Ltd.	14,400	152,665
Nippon Kayaku Co. Ltd.	20,800	259,644
Nippon Shokubai Co. Ltd.	4,800	296,740
Nippon Soda Co. Ltd.	3,200	85,384
NOF Corp.	11,200	373,811

Security	Shares	Value

Chemicals (continued)
Okamoto Industries Inc.	1,600	$60,926
Osaka Soda Co. Ltd.	1,600	44,489
Sakai Chemical Industry Co. Ltd.	1,600	36,263
Sakata INX Corp.	6,400	69,371
Sanyo Chemical Industries Ltd.	1,600	81,381
Sekisui Plastics Co. Ltd.	3,200	23,202
Shikoku Chemicals Corp.	4,800	56,017
Shin-Etsu Polymer Co. Ltd.	6,400	55,929
Stella Chemifa Corp.	1,600	47,630
Sumitomo Bakelite Co. Ltd.	4,800	189,353
Sumitomo Seika Chemicals Co. Ltd.	1,600	50,772
T. Hasegawa Co. Ltd.	4,800	86,480
Taiyo Holdings Co. Ltd.	3,200	123,167
Takasago International Corp.	1,600	37,783
Tanaka Chemical Corp.(b)	1,600	13,398
Tayca Corp.	1,600	28,914
Tenma Corp.	3,200	58,325
Toagosei Co. Ltd.	16,000	182,047
Tokai Carbon Co. Ltd.	30,400	298,698
Tokuyama Corp.	9,600	258,957
Tokyo Ohka Kogyo Co. Ltd.	4,800	178,614
Toyo Ink SC Holdings Co. Ltd.	4,800	118,126
Toyobo Co. Ltd.	12,800	186,898
Ube Industries Ltd.	16,000	343,494
Valqua Ltd.	1,600	38,236
Zeon Corp.	22,400	288,412

		6,609,278

Commercial Services & Supplies — 1.7%
Aeon Delight Co. Ltd.	3,200	113,670
Bell System24 Holdings Inc.	4,800	75,259
Central Security Patrols Co. Ltd.	1,600	93,800
Daiseki Co. Ltd.	4,860	142,236
Duskin Co. Ltd.	6,400	177,664
Japan Elevator Service Holdings Co. Ltd.(a)	3,200	85,121
Kokuyo Co. Ltd.	12,800	192,859
Matsuda Sangyo Co. Ltd.	1,660	23,693
Mitsubishi Pencil Co. Ltd.	4,800	75,566
Nichiban Co. Ltd.	1,600	27,877
Nippon Kanzai Co. Ltd.	3,200	57,712
Nippon Parking Development Co. Ltd.	30,400	46,359
Okamura Corp.	9,600	95,114
Oyo Corp.	3,200	40,793
Pilot Corp.	4,800	184,531
Prestige International Inc.	16,000	133,248
Raksul Inc.(b)	3,200	109,725
Relia Inc.	6,400	82,696
Sato Holdings Corp.	4,800	148,151
Toppan Forms Co. Ltd.	8,000	85,252

		1,991,326

Communications Equipment — 0.1%
Denki Kogyo Co. Ltd.	1,600	45,439

Icom Inc.	1,600	37,739
		83,178

Construction & Engineering — 4.9%
Chiyoda Corp.(b)	25,600	64,286
Chudenko Corp.	4,800	112,121
COMSYS Holdings Corp.	19,200	554,908
Dai-Dan Co. Ltd.	1,600	38,265
Daiho Corp.	3,200	85,092

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Fukuda Corp.	1,600	$69,985
Hazama Ando Corp.	28,800	232,483
Hibiya Engineering Ltd.	3,200	56,718
JDC Corp.	4,800	26,825
Kandenko Co. Ltd.	14,400	136,886
Kinden Corp.	20,800	310,357
Kumagai Gumi Co. Ltd.	4,800	141,576
Kyowa Exeo Corp.	16,000	416,400
Kyudenko Corp.	6,400	205,716
Maeda Corp.	22,400	200,866
Maeda Road Construction Co. Ltd.	9,600	225,470
Meisei Industrial Co. Ltd.	4,800	40,413
Mirait Holdings Corp.	11,600	173,084
Nippo Corp.	8,000	163,711
Nippon Densetsu Kogyo Co. Ltd.	4,800	98,665
Nippon Koei Co. Ltd.	1,600	49,165
Nippon Road Co. Ltd. (The)	1,600	101,836
Nishimatsu Construction Co. Ltd.	8,200	178,811
Okumura Corp.	4,800	132,810
OSJB Holdings Corp.(a)	20,800	50,713
Penta-Ocean Construction Co. Ltd.	41,600	239,701
Raito Kogyo Co. Ltd.	6,400	90,644
Sanki Engineering Co. Ltd.	6,400	85,033
Shinnihon Corp.	4,800	40,851
SHO-BOND Holdings Co. Ltd.	6,400	247,503
Sumitomo Densetsu Co. Ltd.	3,200	72,644
Sumitomo Mitsui Construction Co. Ltd.	22,400	122,729
Taihei Dengyo Kaisha Ltd.	1,600	33,911
Taikisha Ltd.	3,200	106,511
Takamatsu Construction Group Co. Ltd.	1,600	39,989
Tekken Corp.	1,600	41,246
Toa Corp./Tokyo	3,200	44,445
Toda Corp.	35,200	215,359
Toenec Corp.	1,600	53,182
Tokyu Construction Co. Ltd.	12,840	91,337
Toshiba Plant Systems & Services Corp.	8,000	194,685
Totetsu Kogyo Co. Ltd.	3,200	94,822
Toyo Construction Co. Ltd.	11,200	51,239
Yahagi Construction Co. Ltd.	4,800	33,356
Yokogawa Bridge Holdings Corp.	4,800	83,499
Yurtec Corp.	6,400	39,039

		5,888,887

Construction Materials — 0.2%
Sumitomo Osaka Cement Co. Ltd.	6,400	266,788

Consumer Finance — 0.4%
Aiful Corp.(b)	48,000	108,702
Hitachi Capital Corp.	8,000	198,411
J Trust Co. Ltd.	9,600	40,851
Jaccs Co. Ltd.	3,200	78,722
Orient Corp.	70,400	102,215

		528,901

Containers & Packaging — 0.5%
FP Corp.	3,200	190,229
Fuji Seal International Inc.	8,000	179,344
Pack Corp. (The)	1,600	56,105
Rengo Co. Ltd.	27,200	201,684

		627,362

Security	Shares	Value

Distributors — 0.3%
Arata Corp.	1,600	$62,972
Doshisha Co. Ltd.	3,200	52,890
PALTAC Corp.	4,800	237,567

		353,429

Diversified Consumer Services — 0.1%
Japan Best Rescue System Co. Ltd.	3,200	31,910
Meiko Network Japan Co. Ltd.	3,200	30,039
Riso Kyoiku Co. Ltd.	16,000	60,780
Studio Alice Co. Ltd.	1,600	28,169

		150,898

Diversified Financial Services — 0.8%
eGuarantee Inc.	4,800	63,687
Financial Products Group Co. Ltd.	9,600	95,553
Fuyo General Lease Co. Ltd.	3,200	211,268
Japan Investment Adviser Co. Ltd.	1,600	23,640
Japan Securities Finance Co. Ltd.	12,800	63,235
Mizuho Leasing Co. Ltd.	4,800	142,453
NEC Capital Solutions Ltd.	1,600	36,000
Ricoh Leasing Co. Ltd.	1,600	55,739
Zenkoku Hosho Co. Ltd.	8,000	320,701

		1,012,276

Diversified Telecommunication Services — 0.2%
ARTERIA Networks Corp.	3,200	46,754
Internet Initiative Japan Inc.	4,800	110,938
Vision Inc./Tokyo Japan(a)(b)	4,800	77,976

		235,668

Electric Utilities — 0.6%
Hokkaido Electric Power Co. Inc.	28,800	137,807
Hokuriku Electric Power Co.(b)	27,200	194,232
Okinawa Electric Power Co. Inc. (The)	6,412	116,459
Shikoku Electric Power Co. Inc.	25,600	243,821

		692,319

Electrical Equipment — 1.7%
Chiyoda Integre Co. Ltd.	1,600	34,890
Cosel Co. Ltd.	3,200	35,796
Daihen Corp.	3,200	107,095
Denyo Co. Ltd.	3,200	59,932
Fujikura Ltd.	36,800	158,276
Furukawa Electric Co. Ltd.	11,200	307,844
Futaba Corp.	4,800	61,277
GS Yuasa Corp.	9,600	194,174
Idec Corp./Japan	4,800	101,865
Mabuchi Motor Co. Ltd.	8,000	304,630
Nippon Carbon Co. Ltd.(a)	1,600	62,241
Nissin Electric Co. Ltd.	6,400	67,092
Nitto Kogyo Corp.	3,200	72,790
Sanyo Denki Co. Ltd.	1,600	80,504
Sinfonia Technology Co. Ltd.	3,200	40,179
Tatsuta Electric Wire and Cable Co. Ltd.	6,400	34,305
Toyo Tanso Co. Ltd.	1,600	34,992
Ushio Inc.	16,000	239,174

		1,997,056

Electronic Equipment, Instruments & Components — 5.1%
Ai Holdings Corp.	4,800	87,707
Amano Corp.	8,000	239,247
Anritsu Corp.(a)	22,400	425,663
Azbil Corp.	19,200	543,512
Canon Electronics Inc.	3,200	59,786

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Canon Marketing Japan Inc.	8,000	$184,093
Citizen Watch Co. Ltd.	46,400	256,766
CMK Corp.	6,400	37,754
CONEXIO Corp.	1,600	22,281
Daiwabo Holdings Co. Ltd.	3,200	158,086
Dexerials Corp.	8,000	78,897
Elematec Corp.	1,600	15,429
Enplas Corp.	1,600	53,182
ESPEC Corp.	3,200	62,007
Hioki E.E. Corp.	1,600	54,863
Hochiki Corp.	1,600	23,830
Horiba Ltd.	6,400	420,199
Hosiden Corp.	8,000	97,160
Ibiden Co. Ltd.	17,600	415,451
Iriso Electronics Co. Ltd.	3,200	153,411
Japan Aviation Electronics Industry Ltd.	8,000	152,242
Japan Cash Machine Co. Ltd.	3,200	27,205
Japan Display Inc.(a)(b)	91,200	59,129
Kaga Electronics Co. Ltd.	3,200	71,241
Koa Corp.	3,200	41,289
Macnica Fuji Electronics Holdings Inc.	8,000	135,440
Maruwa Co. Ltd./Aichi	1,600	110,163
Meiko Electronics Co. Ltd.	3,200	66,449
Nichicon Corp.	6,400	70,656
Nippon Ceramic Co. Ltd.	3,200	82,666
Nippon Chemi-Con Corp.	1,600	30,112
Nippon Electric Glass Co. Ltd.	12,800	271,288
Nippon Signal Co. Ltd.	6,400	75,624
Nissha Co. Ltd.	4,800	49,267
Nohmi Bosai Ltd.	3,200	68,845
Ohara Inc.	1,600	21,317
Oki Electric Industry Co. Ltd.	12,800	176,145
Optex Group Co. Ltd.	4,800	70,744
Osaki Electric Co. Ltd.	4,800	32,567
Restar Holdings Corp.	3,200	58,238
Riken Keiki Co. Ltd.	1,600	33,809
Ryosan Co. Ltd.	3,200	84,916
Ryoyo Electro Corp.	1,600	29,689
Sanshin Electronics Co. Ltd.	1,600	24,443
Siix Corp.(a)	4,800	66,230
Taiyo Yuden Co. Ltd.	19,200	502,486
Tamura Corp.	11,200	67,807
Topcon Corp.	16,000	211,561
V Technology Co. Ltd.	1,600	86,640
Yokowo Co. Ltd.	1,600	47,411

		6,214,943

Energy Equipment & Services — 0.1%
Modec Inc.	3,200	72,293
Raiznext Corp.	4,800	54,088

		126,381

Entertainment — 1.8%
Akatsuki Inc.	1,600	93,654
Amuse Inc.	1,600	45,000
Ateam Inc.	1,600	16,437
Avex Inc.	4,800	57,419
Capcom Co. Ltd.	14,400	345,437
COLOPL Inc.	9,600	108,790
Daiichikosho Co. Ltd.	6,400	316,757
DeNA Co. Ltd.	17,600	283,181

Security	Shares	Value

Entertainment (continued)
GungHo Online Entertainment Inc.	6,400	$137,690
KLab Inc.(b)	4,800	37,125
Koei Tecmo Holdings Co. Ltd.	8,068	191,330
Marvelous Inc.	4,800	33,487
Shochiku Co. Ltd.	1,600	233,623
Toei Animation Co. Ltd.	1,600	75,537
Toei Co. Ltd.	1,100	172,468
UUUM Inc.(b)	1,600	79,774

		2,227,709

Equity Real Estate Investment Trusts (REITs) — 10.3%
Activia Properties Inc.	112	577,847
Advance Residence Investment Corp.	208	671,427
AEON REIT Investment Corp.	224	311,730
Comforia Residential REIT Inc.	96	306,821
Daiwa Office Investment Corp.	48	360,296
Frontier Real Estate Investment Corp.	80	347,731
Fukuoka REIT Corp.	112	190,536
Global One Real Estate Investment Corp.	144	191,588
GLP J-REIT	544	723,280
Hankyu Hanshin REIT Inc.	96	151,307
Heiwa Real Estate REIT Inc.	144	183,961
Hoshino Resorts REIT Inc.	32	168,606
Hulic Reit Inc.	176	324,646
Ichigo Office REIT Investment	192	203,028
Industrial & Infrastructure Fund Investment Corp.	240	375,199
Invesco Office J-Reit Inc.	1,392	270,367
Invincible Investment Corp.	960	570,688
Japan Excellent Inc.	176	297,324
Japan Hotel REIT Investment Corp.	704	576,649
Japan Logistics Fund Inc.	144	368,449
Japan Rental Housing Investments Inc.	272	269,988
Kenedix Office Investment Corp.	64	484,485
Kenedix Residential Next Investment Corp.	144	279,689
Kenedix Retail REIT Corp.	80	205,424
LaSalle Logiport REIT	192	293,146
MCUBS MidCity Investment Corp.	240	259,264
Mirai Corp.	256	143,534
Mitsubishi Estate Logistics REIT Investment Corp.	42	134,810
Mitsui Fudosan Logistics Park Inc.	48	212,802
Mori Hills REIT Investment Corp.	272	440,625
Mori Trust Hotel Reit Inc.	64	85,851
Mori Trust Sogo REIT Inc.	160	287,389
Nippon Accommodations Fund Inc.	64	402,082
NIPPON REIT Investment Corp.	80	353,940
One REIT Inc.	32	102,274
Premier Investment Corp.	208	310,357
Samty Residential Investment Corp.	48	51,721
Sekisui House Reit Inc.	640	565,720
Star Asia Investment Corp.	64	68,027
Starts Proceed Investment Corp.	32	58,910
Takara Leben Real Estate Investment Corp.	64	70,306
Tokyu REIT Inc.	144	275,087

		12,526,911

Food & Staples Retailing — 3.2%
Ain Holdings Inc.	4,800	298,055
Arcs Co. Ltd.	6,400	132,897
Axial Retailing Inc.	3,200	112,063
Belc Co. Ltd.	1,600	75,390
Cawachi Ltd.	1,600	33,546

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
cocokara fine Inc.	3,200	$187,307
Cosmos Pharmaceutical Corp.	1,600	322,601
Create SD Holdings Co. Ltd.	4,800	115,891
Daikokutenbussan Co. Ltd.	1,600	47,119
Genky DrugStores Co. Ltd.(a)	1,600	37,534
Halows Co. Ltd.	1,600	37,169
Heiwado Co. Ltd.	4,800	91,170
Itochu-Shokuhin Co. Ltd.	1,600	75,536
Japan Meat Co. Ltd.	1,600	30,857
Kansai Super Market Ltd.	1,600	15,560
Kato Sangyo Co. Ltd.	3,200	107,095
Kobe Bussan Co. Ltd.	9,600	297,617
Kusuri no Aoki Holdings Co. Ltd.	2,700	205,379
Life Corp.	1,600	36,526
Matsumotokiyoshi Holdings Co. Ltd.	11,200	427,504
Ministop Co. Ltd.	1,600	21,507
Mitsubishi Shokuhin Co. Ltd.	1,600	42,429
Nihon Chouzai Co. Ltd.	1,600	55,228
Okuwa Co. Ltd.	3,200	41,406
Qol Holdings Co. Ltd.	3,200	46,462
Retail Partners Co. Ltd.	3,800	32,271
San-A Co. Ltd.	3,200	146,398
Shoei Foods Corp.(a)	1,600	48,945
Sogo Medical Holdings Co. Ltd.	3,200	59,465
Sugi Holdings Co. Ltd.	5,400	303,260
United Super Markets Holdings Inc.	8,000	71,372
Valor Holdings Co. Ltd.	6,400	118,521
YAKUODO Holdings Co. Ltd.	1,700	38,670
Yaoko Co. Ltd.	3,200	149,028
Yokohama Reito Co. Ltd.(a)	6,400	62,358

		3,924,136

Food Products — 4.3%
Ariake Japan Co. Ltd.	3,200	228,217
Chubu Shiryo Co. Ltd.	3,200	40,004
DyDo Group Holdings Inc.	1,600	67,281
Ezaki Glico Co. Ltd.	6,400	293,379
Feed One Co. Ltd.	17,600	27,000
Fuji Oil Holdings Inc.	8,000	224,637
Fujicco Co. Ltd.	3,200	58,004
Fujiya Co. Ltd.	1,600	31,705
Hokuto Corp.	3,200	57,712
House Foods Group Inc.	9,600	332,682
Itoham Yonekyu Holdings Inc.	22,400	144,001
J-Oil Mills Inc.	1,600	63,702
Kagome Co. Ltd.	11,200	272,048
Kameda Seika Co. Ltd.	1,600	73,491
Kenko Mayonnaise Co. Ltd.	1,600	37,754
Kewpie Corp.	16,000	355,474
KEY Coffee Inc.	3,200	69,225
Kotobuki Spirits Co. Ltd.	3,200	226,463
Marudai Food Co. Ltd.	3,200	67,705
Maruha Nichiro Corp.	6,400	168,781
Megmilk Snow Brand Co. Ltd.	8,000	193,955
Mitsui Sugar Co. Ltd.	1,600	33,809
Morinaga & Co. Ltd./Japan	6,400	326,107
Morinaga Milk Industry Co. Ltd.	6,400	267,081
Nagatanien Holdings Co. Ltd.	1,600	31,413
Nichirei Corp.	16,200	376,190
Nippon Beet Sugar Manufacturing Co. Ltd.	1,600	29,966
Nippon Flour Mills Co. Ltd.	6,400	99,293

Security	Shares	Value

Food Products (continued)
Nippon Suisan Kaisha Ltd.	43,200	$259,176
Nisshin Oillio Group Ltd. (The)	3,200	113,670
Prima Meat Packers Ltd.	4,800	111,201
Riken Vitamin Co. Ltd.	1,600	59,392
Rock Field Co. Ltd.	3,200	43,276
Rokko Butter Co. Ltd.	1,600	25,671
S Foods Inc.	3,200	88,540
Sakata Seed Corp.	4,800	153,411
Showa Sangyo Co. Ltd.	3,200	93,507
Starzen Co. Ltd.	1,600	65,163
Warabeya Nichiyo Holdings Co. Ltd.	1,600	26,723

		5,236,809

Gas Utilities — 0.2%
K&O Energy Group Inc.	1,600	23,011
Nippon Gas Co. Ltd.	6,400	202,210
Shizuoka Gas Co. Ltd.	8,000	66,624

		291,845

Health Care Equipment & Supplies — 1.7%
CYBERDYNE Inc.(b)	17,600	98,358
Eiken Chemical Co. Ltd.	4,800	86,524
Hogy Medical Co. Ltd.	3,200	105,196
Jeol Ltd.	6,400	176,787
Mani Inc.	11,200	296,798
Menicon Co. Ltd.	4,800	193,297
Nagaileben Co. Ltd.	3,200	75,303
Nakanishi Inc.	9,600	190,317
Nihon Kohden Corp.	12,800	346,796
Nikkiso Co. Ltd.	8,000	98,548
Nipro Corp.	22,400	268,980
Paramount Bed Holdings Co. Ltd.	3,200	125,651

		2,062,555

Health Care Providers & Services — 1.2%
As One Corp.	1,600	137,777
BML Inc.	3,200	94,092
Elan Corp.	1,600	24,750
Japan Lifeline Co. Ltd.	9,600	133,511
Japan Medical Dynamic Marketing Inc.	1,600	33,809
Miraca Holdings Inc.	8,000	197,681
NichiiGakkan Co. Ltd.	6,400	95,319
Ship Healthcare Holdings Inc.	6,400	265,620
Solasto Corp.	8,000	95,699
Toho Holdings Co. Ltd.	8,000	183,654
Tokai Corp./Gifu	3,200	83,017
Tsukui Corp.	8,000	41,640
Vital KSK Holdings Inc.	8,000	80,796

		1,467,365

Health Care Technology — 0.1%
EM Systems Co. Ltd.	1,600	30,258
Medical Data Vision Co. Ltd.(a)(b)	3,200	28,929

		59,187

Hotels, Restaurants & Leisure — 4.2%
Aeon Fantasy Co. Ltd.	1,600	46,462
Arcland Service Holdings Co. Ltd.	3,200	54,439
Atom Corp.	14,400	132,678
BRONCO BILLY Co. Ltd.	1,600	39,916
Colowide Co. Ltd.	9,600	192,508
Create Restaurants Holdings Inc.	6,400	107,241
Daisyo Corp.	1,600	23,362
Doutor Nichires Holdings Co. Ltd.	4,800	97,131

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Fuji Kyuko Co. Ltd.	3,200	$123,897
Fujio Food System Co. Ltd.	1,600	51,794
Fujita Kanko Inc.	1,600	41,742
Hiday Hidaka Corp.	3,284	65,254
HIS Co. Ltd.	4,800	133,686
Ichibanya Co. Ltd.	1,700	80,102
Kappa Create Co. Ltd.	4,800	64,345
Kisoji Co. Ltd.	3,200	82,959
KNT-CT Holdings Co. Ltd.(b)	1,600	21,594
Komeda Holdings Co. Ltd.	8,000	155,456
Koshidaka Holdings Co. Ltd.	6,400	94,969
Kourakuen Holdings Corp.	1,600	30,492
Kura Sushi Inc.	1,600	71,153
Kyoritsu Maintenance Co. Ltd.(a)	4,880	234,397
Matsuyafoods Holdings Co. Ltd.	1,600	64,652
Monogatari Corp. (The)	900	70,843
MOS Food Services Inc.	3,200	89,709
Ohsho Food Service Corp.	1,600	95,991
Pepper Food Service Co. Ltd.	1,600	18,965
Plenus Co. Ltd.	3,200	56,280
Renaissance Inc.	1,600	25,598
Resorttrust Inc.	12,800	214,717
Ringer Hut Co. Ltd.	3,200	71,533
Round One Corp.	11,200	112,603
Royal Holdings Co. Ltd.	4,800	110,631
Saizeriya Co. Ltd.	4,800	113,349
SFP Holdings Co. Ltd.	1,600	32,129
Skylark Holdings Co. Ltd.	32,000	639,357
St. Marc Holdings Co. Ltd.	3,200	68,494
Sushiro Global Holdings Ltd.	3,900	306,273
TKP Corp.(b)	2,000	87,298
Tokyo Dome Corp.	12,800	119,105
Tokyotokeiba Co. Ltd.	3,200	101,105
Toridoll Holdings Corp.	3,200	84,975
Tosho Co. Ltd.	1,600	36,789
WATAMI Co. Ltd.	3,200	38,426
Yoshinoya Holdings Co. Ltd.	9,600	241,688
Zensho Holdings Co. Ltd.	12,800	291,977

		5,038,064

Household Durables — 1.7%
Chofu Seisakusho Co. Ltd.	3,200	70,920
Corona Corp.	1,600	17,401
ES-Con Japan Ltd.	4,800	42,955
Foster Electric Co. Ltd.	3,200	59,085
France Bed Holdings Co. Ltd.	3,200	29,396
Fujitsu General Ltd.	9,600	182,252
Haseko Corp.	41,600	534,863
Hinokiya Group Co. Ltd.	1,600	32,479
JVCKenwood Corp.	27,200	69,049
LEC Inc.	3,800	44,867
Misawa Homes Co. Ltd.	3,200	34,598
Pressance Corp.	4,800	76,968
Sangetsu Corp.	8,000	154,287
Starts Corp. Inc.	4,800	116,242
Sumitomo Forestry Co. Ltd.	20,800	300,480
Tama Home Co. Ltd.	1,600	26,927
Tamron Co. Ltd.	1,600	37,330
Token Corp.	1,620	107,990

Security	Shares	Value

Household Durables (continued)
Zojirushi Corp.	4,800	$78,240

		2,016,329

Household Products — 0.1%
Earth Corp.	1,600	83,426
S.T. Corp.	1,600	25,101

		108,527

Independent Power and Renewable Electricity Producers — 0.1%
eRex Co. Ltd.	3,200	52,218
RENOVA Inc.(b)	3,200	33,254

		85,472

Industrial Conglomerates — 0.4%
Katakura Industries Co. Ltd.	3,200	40,237
Mie Kotsu Group Holdings Inc.	8,000	44,124
Nisshinbo Holdings Inc.	22,400	205,161
Noritsu Koki Co. Ltd.	3,200	55,579
TOKAI Holdings Corp.	16,000	157,648

		502,749

Insurance — 0.1%
Anicom Holdings Inc.	3,200	105,050

Interactive Media & Services — 0.6%
Bengo4.com Inc.(b)	1,200	66,843
COOKPAD Inc.(b)	8,000	27,760
Dip Corp.	4,800	137,412
Gree Inc.	19,200	91,170
Gurunavi Inc.	4,800	45,892
Itokuro Inc.(b)	1,600	26,796
Kamakura Shinsho Ltd.	3,200	56,397
Lifull Co. Ltd.	9,600	52,247
Mixi Inc.	6,400	122,261
MTI Ltd.	3,200	20,308
ZIGExN Co. Ltd.	8,000	40,690

		687,776

Internet & Direct Marketing Retail — 0.3%
ASKUL Corp.	3,200	85,910
Belluna Co. Ltd.	8,000	51,575
Demae-Can Co. Ltd.(a)	3,200	38,426
Enigmo Inc.(b)	3,200	30,770
Istyle Inc.(b)	6,400	47,104
Media Do Holdings Co. Ltd.	1,600	52,817
Oisix ra daichi Inc.(b)	3,200	38,426
Open Door Inc.(b)	1,600	26,883

		371,911

IT Services — 3.3%
Argo Graphics Inc.	3,200	95,261
Change Inc.(b)	1,600	34,408
Comture Corp.	3,200	69,166
Digital Garage Inc.	4,800	182,339
Digital Hearts Holdings Co. Ltd.	1,600	15,005
DTS Corp.	6,400	136,871
Future Corp.	3,200	54,468
GMO Internet Inc.	11,200	236,355
Ines Corp.	3,200	39,098
Infocom Corp.	3,200	71,738
Information Services International-Dentsu Ltd.	1,600	60,561
Kanematsu Electronics Ltd.	1,600	49,603
LAC Co. Ltd.	3,200	33,692
Mitsubishi Research Institute Inc.	1,600	60,999
NEC Networks & System Integration Corp.	3,200	99,936

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
NET One Systems Co. Ltd.	12,800	$359,419
Nihon Unisys Ltd.	11,200	360,004
NS Solutions Corp.	4,800	166,122
NSD Co. Ltd.	6,400	208,346
Oro Co. Ltd.	1,600	63,702
SB Technology Corp.	1,600	29,206
SCSK Corp.	8,056	421,522
SHIFT Inc.(b)	1,600	114,839
TechMatrix Corp.	3,200	69,020
TIS Inc.	11,248	667,629
TKC Corp.	3,200	150,196
Transcosmos Inc.	3,200	83,806

		3,933,311

Leisure Products — 0.5%
Heiwa Corp.	8,016	164,844
Mars Group Holdings Corp.	1,600	29,557
Mizuno Corp.	3,200	82,199
Tomy Co. Ltd.	12,800	155,690
Universal Entertainment Corp.	4,800	173,135
Yonex Co. Ltd.	8,000	47,484

		652,909

Life Sciences Tools & Services — 0.1%
CMIC Holdings Co. Ltd.	1,600	26,723
EPS Holdings Inc.	4,800	61,934

		88,657

Machinery — 6.0%
Aichi Corp.	4,800	31,208
Aida Engineering Ltd.	8,000	73,053
Anest Iwata Corp.	4,800	44,358
Asahi Diamond Industrial Co. Ltd.	8,000	47,557
Bando Chemical Industries Ltd.	4,800	39,755
CKD Corp.	8,000	133,029
Daiwa Industries Ltd.	4,800	56,411
DMG Mori Co. Ltd.	17,600	278,360
Ebara Corp.	14,400	432,618
Fuji Corp./Aichi	9,600	169,891
Fujitec Co. Ltd.	9,600	151,657
Fukushima Industries Corp.	1,600	51,575
Furukawa Co. Ltd.	4,800	66,273
Giken Ltd.	1,600	64,286
Glory Ltd.	8,000	241,439
Harmonic Drive Systems Inc.	6,400	277,893
Hirata Corp.	1,600	114,985
Hisaka Works Ltd.	1,600	14,362
Hitachi Zosen Corp.	25,600	98,183
Hosokawa Micron Corp.	1,600	65,236
Iseki & Co. Ltd.	3,200	47,104
Japan Steel Works Ltd. (The)	9,600	198,031
Kitz Corp.	11,200	77,830
Komori Corp.	8,000	83,938
Kyokuto Kaihatsu Kogyo Co. Ltd.	4,800	70,744
Makino Milling Machine Co. Ltd.	3,200	157,794
Max Co. Ltd.	3,200	61,978
Meidensha Corp.	4,800	93,931
METAWATER Co. Ltd.	1,600	58,296
Mitsubishi Logisnext Co. Ltd.	3,200	35,767
Mitsuboshi Belting Ltd.	3,200	61,043
Mitsui E&S Holdings Co. Ltd.(b)	11,200	91,842
Miura Co. Ltd.	14,400	481,271

Security	Shares	Value

Machinery (continued)
Morita Holdings Corp.	4,800	$76,793
Nachi-Fujikoshi Corp.	1,600	73,929
Nihon Trim Co. Ltd.	1,600	72,687
Nippon Sharyo Ltd.(b)	1,600	46,169
Nippon Thompson Co. Ltd.	8,000	36,088
Nissei ASB Machine Co. Ltd.	1,600	69,838
Nitta Corp.	3,200	92,777
Nitto Kohki Co. Ltd.	1,600	32,070
Nittoku Co. Ltd.	1,600	53,255
Noritake Co. Ltd./Nagoya Japan	1,600	67,793
NTN Corp.	64,000	198,119
Obara Group Inc.	1,600	56,543
Oiles Corp.	3,296	50,655
OKUMA Corp.	4,800	265,181
Organo Corp.	1,600	97,014
OSG Corp.	12,800	261,003
Rheon Automatic Machinery Co. Ltd.	3,200	48,624
Ryobi Ltd.	3,200	61,247
Shibuya Corp.	1,600	45,366
Shima Seiki Manufacturing Ltd.	4,800	120,975
Shinmaywa Industries Ltd.	6,400	84,800
Sintokogio Ltd.	6,400	59,962
Sodick Co. Ltd.	6,400	59,903
Star Micronics Co. Ltd.	4,800	67,764
Tadano Ltd.	16,000	156,333
Takeuchi Manufacturing Co. Ltd.	4,800	74,032
Takuma Co. Ltd.	11,200	128,149
Teikoku Sen-I Co. Ltd.	3,200	59,260
Tocalo Co. Ltd.	8,800	89,117
Toshiba Machine Co. Ltd.	3,200	81,527
Tsubaki Nakashima Co. Ltd.	6,400	99,586
Tsubakimoto Chain Co.	3,200	109,287
Tsugami Corp.	6,400	63,585
Tsukishima Kikai Co. Ltd.	4,800	73,024
Tsurumi Manufacturing Co. Ltd.	3,200	60,283
Union Tool Co.	1,600	48,507
YAMABIKO Corp.	4,800	49,442
Yamashin-Filter Corp.	4,800	38,616
Yushin Precision Equipment Co. Ltd.	3,200	31,091

		7,232,092

Marine — 0.2%
Iino Kaiun Kaisha Ltd.	12,800	41,727
Kawasaki Kisen Kaisha Ltd.(b)	12,800	212,379
NS United Kaiun Kaisha Ltd.	1,600	33,765

		287,871

Media — 0.6%
F@N Communications Inc.	6,400	29,572
Kadokawa Dwango(b)	6,408	98,071
Macromill Inc.	6,400	59,611
OPT Holding Inc.	1,600	25,788
Proto Corp.	3,200	30,361
RPA Holdings Inc.(a)(b)	3,200	37,082
SKY Perfect JSAT Holdings Inc.	20,800	88,890
Tokyo Broadcasting System Holdings Inc.	4,800	76,705
TV Asahi Holdings Corp.	3,200	51,049
ValueCommerce Co. Ltd.	3,200	59,406
Vector Inc.(b)	4,800	46,944
Wowow Inc.	1,600	39,346

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Zenrin Co. Ltd.	4,800	$82,798

		725,623

Metals & Mining — 1.9%
Aichi Steel Corp.	1,600	53,255
Asahi Holdings Inc.	6,400	152,008
Daido Steel Co. Ltd.	4,800	216,309
Dowa Holdings Co. Ltd.	8,000	286,001
Godo Steel Ltd.	1,600	38,236
Kobe Steel Ltd.	46,400	236,851
Kyoei Steel Ltd.	3,200	60,254
Mitsui Mining & Smelting Co. Ltd.	9,600	241,162
Nakayama Steel Works Ltd.	3,200	14,114
Neturen Co. Ltd.	3,200	25,656
Nippon Denko Co. Ltd.	16,000	25,715
Nippon Light Metal Holdings Co. Ltd.	83,200	169,424
Nittetsu Mining Co. Ltd.	1,600	65,747
Osaka Steel Co. Ltd.	1,600	20,762
OSAKA Titanium Technologies Co. Ltd.	3,200	46,052
Pacific Metals Co. Ltd.	1,600	35,080
Sanyo Special Steel Co. Ltd.	3,200	43,861
Toho Titanium Co. Ltd.	4,800	42,298
Toho Zinc Co. Ltd.	1,600	30,960
Tokyo Steel Manufacturing Co. Ltd.	16,000	122,144
Topy Industries Ltd.	1,600	30,711
UACJ Corp.	4,814	108,052
Yamato Kogyo Co. Ltd.	6,400	157,502
Yodogawa Steel Works Ltd.	3,200	62,153

		2,284,307

Multiline Retail — 0.9%
Fuji Co. Ltd./Ehime	3,200	56,952
H2O Retailing Corp.	14,435	160,023
Izumi Co. Ltd.	6,400	246,626
Kintetsu Department Store Co. Ltd.	1,600	52,232
Matsuya Co. Ltd.	4,800	37,038
Parco Co. Ltd.	3,200	39,039
Seria Co. Ltd.	6,400	168,372
Takashimaya Co. Ltd.	22,400	264,275

		1,024,557

Oil, Gas & Consumable Fuels — 0.6%
Cosmo Energy Holdings Co. Ltd.	9,600	207,061
Itochu Enex Co. Ltd.	8,000	65,236
Iwatani Corp.	6,400	213,606
Japan Petroleum Exploration Co. Ltd.	4,800	122,948
Mitsuuroko Group Holdings Co. Ltd.	3,200	41,786
San-Ai Oil Co. Ltd.	8,000	76,778
Sinanen Holdings Co. Ltd.	1,600	28,739

		756,154

Paper & Forest Products — 0.5%
Daiken Corp.	1,600	28,783
Daio Paper Corp.	11,200	151,672
Hokuetsu Corp.	19,200	100,637
Nippon Paper Industries Co. Ltd.	16,000	278,915
Tokushu Tokai Paper Co. Ltd.	1,600	59,100

		619,107

Personal Products — 1.3%
Euglena Co. Ltd.(b)	11,200	86,217
Fancl Corp.	12,800	341,536
Kitanotatsujin Corp.	9,600	60,838
Mandom Corp.	6,400	176,788

Security	Shares	Value

Personal Products (continued)
Milbon Co. Ltd.	3,200	$184,677
Noevir Holdings Co. Ltd.	3,200	181,171
Rohto Pharmaceutical Co. Ltd.	14,400	452,342
YA-MAN Ltd.	4,800	30,200

		1,513,769

Pharmaceuticals — 1.8%
ASKA Pharmaceutical Co. Ltd.	3,200	39,186
Fuji Pharma Co. Ltd.	1,600	20,586
JCR Pharmaceuticals Co. Ltd.	1,700	144,836
Kaken Pharmaceutical Co. Ltd.	4,800	258,168
Kissei Pharmaceutical Co. Ltd.	4,800	131,933
KYORIN Holdings Inc.	6,400	109,053
Mochida Pharmaceutical Co. Ltd.	4,800	192,859
Nichi-Iko Pharmaceutical Co. Ltd.	8,050	97,473
Sawai Pharmaceutical Co. Ltd.	6,400	377,536
Seikagaku Corp.	6,400	73,462
Sosei Group Corp.(b)	11,200	234,105
Torii Pharmaceutical Co. Ltd.	1,600	41,816
Towa Pharmaceutical Co. Ltd.	3,200	82,228
Tsumura & Co.	9,600	286,221
ZERIA Pharmaceutical Co. Ltd.	4,800	94,676

		2,184,138

Professional Services — 2.8%
Altech Corp.	1,780	29,079
BayCurrent Consulting Inc.	1,600	85,618
Benefit One Inc.	11,200	244,128
en-japan Inc.	4,800	223,980
FULLCAST Holdings Co. Ltd.	3,200	72,614
Funai Soken Holdings Inc.	6,400	147,625
Insource Co. Ltd.	1,600	49,603
IR Japan Holdings Ltd.	1,600	62,533
JAC Recruitment Co. Ltd.	1,600	30,521
Link And Motivation Inc.(a)	4,800	30,726
Meitec Corp.	3,200	169,190
Nihon M&A Center Inc.	22,400	745,576
Nomura Co. Ltd.	12,800	164,222
Outsourcing Inc.	16,000	175,034
Pasona Group Inc.	3,200	48,858
SMS Co. Ltd.	11,200	303,139
S-Pool Inc.	8,000	51,064
Tanseisha Co. Ltd.	4,800	52,028
TechnoPro Holdings Inc.	6,400	425,459
Trust Tech Inc.	3,200	39,682
UT Group Co. Ltd.(a)	4,800	135,878
WDB Holdings Co. Ltd.	1,600	37,608
World Holdings Co. Ltd.	1,600	28,388
YAMADA Consulting Group Co. Ltd.	1,600	26,299
Yumeshin Holdings Co. Ltd.(a)	6,400	55,695

		3,434,547

Real Estate Management & Development — 2.2%
Daibiru Corp.	6,400	68,085
Goldcrest Co. Ltd.	3,200	63,293
Heiwa Real Estate Co. Ltd.	4,800	115,321
Ichigo Inc.	40,000	158,890
Japan Asset Marketing Co. Ltd.(b)	32,000	23,961
Katitas Co. Ltd.	4,800	214,337
Keihanshin Building Co. Ltd.	4,800	62,942
Kenedix Inc.	33,600	179,797
Leopalace21 Corp.(a)(b)	38,400	100,287

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Open House Co. Ltd.	9,600	$256,766
Raysum Co. Ltd.	1,600	15,107
Relo Group Inc.	16,000	423,267
SAMTY Co. Ltd.	3,300	62,980
Sun Frontier Fudousan Co. Ltd.	4,800	56,017
Takara Leben Co. Ltd.	12,800	56,806
TOC Co. Ltd.	6,400	51,254
Tokyo Tatemono Co. Ltd.	30,400	462,482
Tosei Corp.	4,800	58,340
Unizo Holdings Co. Ltd.	4,800	214,994

		2,644,926

Road & Rail — 2.3%
Fukuyama Transporting Co. Ltd.	4,800	178,833
Hamakyorex Co. Ltd.	1,600	53,621
Hitachi Transport System Ltd.	6,400	182,047
Maruzen Showa Unyu Co. Ltd.	1,600	45,366
Nankai Electric Railway Co. Ltd.	16,000	433,202
Nikkon Holdings Co. Ltd.	9,600	238,006
Nishi-Nippon Railroad Co. Ltd.	9,600	225,908
Sakai Moving Service Co. Ltd.	1,600	101,251
Sankyu Inc.	8,000	412,017
Seino Holdings Co. Ltd.	22,400	306,617
Senko Group Holdings Co. Ltd.	17,600	145,609
Sotetsu Holdings Inc.	11,200	309,378
Tonami Holdings Co. Ltd.	1,600	73,783
Trancom Co. Ltd.	1,600	110,894

		2,816,532

Semiconductors & Semiconductor Equipment — 2.0%
Ferrotec Holdings Corp.	4,800	40,325
Japan Material Co. Ltd.	9,600	134,914
Lasertec Corp.	6,400	552,278
Megachips Corp.	3,200	70,773
Micronics Japan Co. Ltd.	4,800	50,845
Mimasu Semiconductor Industry Co. Ltd.	1,600	29,601
Mitsui High-Tec Inc.	3,200	59,845
NuFlare Technology Inc.	600	65,090
Optorun Co. Ltd.	3,200	84,887
Rorze Corp.	1,600	59,392
RS Technologies Co. Ltd.	1,600	54,351
Sanken Electric Co. Ltd.	3,200	92,923
SCREEN Holdings Co. Ltd.	6,400	445,914
Shindengen Electric Manufacturing Co. Ltd.	1,600	53,402
Shinko Electric Industries Co. Ltd.	9,600	96,780
Tokyo Seimitsu Co. Ltd.	4,800	172,258
Tri Chemical Laboratories Inc.	1,600	126,381
Ulvac Inc.	6,400	251,593

		2,441,552

Software — 1.6%
Broadleaf Co. Ltd.	14,400	94,545
Computer Engineering & Consulting Ltd.	3,200	64,900
Cybozu Inc.	3,200	35,913
Digital Arts Inc.	1,600	91,754
Fixstars Corp.	3,200	47,134
Fuji Soft Inc.	3,200	126,235
Fukui Computer Holdings Inc.	1,600	56,470
Gunosy Inc.(b)	1,600	24,794
Infomart Corp.	16,000	282,714
Justsystems Corp.	4,800	243,265
Miroku Jyoho Service Co. Ltd.	3,200	96,430

Security	Shares	Value

Software (continued)
Money Forward Inc.(a)(b)	1,600	$70,496
OBIC Business Consultants Co. Ltd.	3,200	142,599
Optim Corp.(b)	1,600	51,575
PKSHA Technology Inc.(b)	1,600	63,702
Rakus Co. Ltd.	6,400	119,105
Sansan Inc.(b)	1,600	83,572
Sourcenext Corp.	12,800	58,442
Systena Corp.	11,200	178,979
UNITED Inc./Japan	1,600	20,688

		1,953,312

Specialty Retail — 2.6%
Adastria Co. Ltd.	4,800	107,519
Alpen Co. Ltd.	3,200	53,241
AOKI Holdings Inc.	6,400	66,215
Aoyama Trading Co. Ltd.	8,000	122,290
Arcland Sakamoto Co. Ltd.	3,200	37,111
Asahi Co. Ltd.	1,600	18,365
Autobacs Seven Co. Ltd.	11,200	182,968
Bic Camera Inc.	16,000	174,596
Chiyoda Co. Ltd.	3,200	47,221
DCM Holdings Co. Ltd.	16,000	155,018
EDION Corp.	12,800	138,157
Geo Holdings Corp.	4,800	57,113
IDOM Inc.	8,000	38,207
JINS Holdings Inc.	1,600	97,306
Joshin Denki Co. Ltd.	3,200	71,124
Joyful Honda Co. Ltd.	8,000	107,314
Keiyo Co. Ltd.	6,400	31,033
Kohnan Shoji Co. Ltd.	4,800	110,850
Komeri Co. Ltd.	4,800	102,478
K’s Holdings Corp.	28,800	353,984
LIXIL VIVA Corp.	3,400	60,542
Nextage Co. Ltd.	4,800	52,423
Nishimatsuya Chain Co. Ltd.	6,400	58,092
Nojima Corp.	4,800	99,366
PAL GROUP Holdings Co. Ltd.	1,600	51,648
Sac’s Bar Holdings Inc.	3,200	26,591
Sanrio Co. Ltd.	8,000	157,794
Shimachu Co. Ltd.	6,400	174,041
T-Gaia Corp.	3,200	76,472
Tokyo Base Co. Ltd.(b)	1,600	10,651
United Arrows Ltd.	3,200	96,137
VT Holdings Co. Ltd.	11,200	48,478
World Co. Ltd.	3,200	81,322
Xebio Holdings Co. Ltd.	3,200	38,572
Yellow Hat Ltd.	4,800	86,480

		3,190,719

Technology Hardware, Storage & Peripherals — 0.6%
Eizo Corp.	3,200	119,953
Elecom Co. Ltd.	3,200	120,683
Maxell Holdings Ltd.	8,000	107,460
MCJ Co. Ltd.	9,600	70,131
Melco Holdings Inc.	1,600	44,635
Riso Kagaku Corp.	3,200	55,549
Roland DG Corp.	1,600	30,755
Toshiba TEC Corp.	3,200	129,742
Wacom Co. Ltd.	20,800	84,712

		763,620

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 1.3%
Asics Corp.	24,900	$412,234
Descente Ltd.	4,800	78,371
Fujibo Holdings Inc.	1,600	50,625
Goldwin Inc.	3,200	231,139
Gunze Ltd.	3,200	151,365
Japan Wool Textile Co. Ltd. (The)	6,400	62,124
Kurabo Industries Ltd.	3,200	74,835
Onward Holdings Co. Ltd.	14,400	83,236
Seiko Holdings Corp.	3,200	82,374
Seiren Co. Ltd.	6,400	89,358
TSI Holdings Co. Ltd.	9,600	48,478
Wacoal Holdings Corp.	6,400	177,080
Yondoshi Holdings Inc.	3,200	75,946

		1,617,165

Thrifts & Mortgage Finance — 0.1%
Aruhi Corp.	4,800	108,965

Trading Companies & Distributors — 2.0%
Advan Co. Ltd.	3,200	37,958
Chori Co. Ltd.	1,600	28,403
Daiichi Jitsugyo Co. Ltd.	1,600	54,424
Gecoss Corp.	1,600	13,851
Hanwa Co. Ltd.	4,800	122,246
Inaba Denki Sangyo Co. Ltd.	6,400	153,119
Inabata & Co. Ltd.	6,400	91,754
Japan Pulp & Paper Co. Ltd.	1,600	58,661
Kamei Corp.	3,200	35,182
Kanamoto Co. Ltd.	4,800	136,755
Kanematsu Corp.	11,200	142,979
Nagase & Co. Ltd.	16,000	234,353
Nichiden Corp.	1,600	30,405
Nippon Steel Trading Corp.	3,344	153,596
Nishio Rent All Co. Ltd.	3,200	88,540
Sojitz Corp.	201,600	633,279
Trusco Nakayama Corp.	6,400	163,463
Wakita & Co. Ltd.	6,400	64,286

Security	Shares	Value

Trading Companies & Distributors (continued)
Yamazen Corp.	9,600	$90,556
Yuasa Trading Co. Ltd.	3,200	100,959

		2,434,769

Transportation Infrastructure — 0.3%
Mitsubishi Logistics Corp.	9,600	245,194
Nissin Corp.	1,600	25,349
Sumitomo Warehouse Co. Ltd. (The)	9,600	131,407

		401,950

Total Common Stocks — 99.3% (Cost: $141,728,295)		120,254,274

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(c)(d)(e)	1,450,614	1,451,194
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(c)(d)	50,000	50,000

		1,501,194

Total Short-Term Investments — 1.2% (Cost: $1,500,639)		1,501,194

Total Investments in Securities — 100.5% (Cost: $143,228,934)		121,755,468

Other Assets, Less Liabilities — (0.5)%		(618,551)

Net Assets — 100.0%		$121,136,917

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,094,708	(1,644,094)	1,450,614	$1,451,194	$20,597	(a)	$743	$(891)
BlackRock Cash Funds: Treasury, SL Agency Shares	48,000	2,000	50,000	50,000	199		—	—

				$1,501,194	$20,796		$743	$(891)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Japan Small-Cap ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	5	12/12/19	$775	$39,783

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$120,254,274	$—	$—	$120,254,274
Money Market Funds	1,501,194	—	—	1,501,194

	$121,755,468	$—	$—	$121,755,468

Derivative financial instruments(a)
Assets
Futures Contracts	$39,783	$—	$—	$39,783

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.